Description of Business and Summary of Significant Accounting Policies (Details 4) $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) Customer	Mar. 31, 2014 USD ($) Customer
Concentration Risk [Line Items]
Number of major customers	6	5
Concentration risk (in hundredths)	78.00%	96.00%
Accounts receivable | $	$ 88	$ 148
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of major customers	3	4
Concentration risk (in hundredths)	100.00%	95.00%
Accounts receivable | $	$ 88	$ 148